SCHEDULE OF OTHER RECEIVABLES AND PREPAID EXPENSES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Deposits	$ 16,153	$ 68,433	$ 6,624
Prepaid expenses	3,489	50,221	12,884
Employees’ social insurance	10,768	13,839	7,562
Others	16,292	10,788	5,253
Total	$ 46,702	$ 143,281	$ 32,323